Short-term and Long-term Borrowings - Schedule of Short-Term Borrowings (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term Debt [Line Items]
Short term borrowings	¥ 3,860,440,575	$ 150,761,345	¥ 1,049,570,333
Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings	3,860,440,575	150,761,345	1,049,570,333
Other Institutions [Member] | 5.8% to 10% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings	1,553,910,792
Trust Beneficiaries [Member] | 6% to 16% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings	2,250,801,743	121,086,080	842,977,069
Bank [Member] | 5.7% to 7% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings	¥ 55,728,040	$ 29,675,265	¥ 206,593,264
Minimum [Member] | Other Institutions [Member] | 5.8% to 10% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	8.50%
Term	62 days
Minimum [Member] | Trust Beneficiaries [Member] | 6% to 16% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	7.00%
Term	12 months
Minimum [Member] | Bank [Member] | 5.7% to 7% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	3.92%
Term	31 months
Maximum [Member] | Other Institutions [Member] | 5.8% to 10% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	11.00%
Term	368 days
Maximum [Member] | Trust Beneficiaries [Member] | 6% to 16% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	16.00%
Term	24 months
Maximum [Member] | Bank [Member] | 5.7% to 7% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	12.00%
Term	367 months